Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 15,096	$ 14,369
Operating expenses:
Operating costs	9,113	8,867
Depreciation and amortization	2,211	2,142
Gain on disposition of property, plant and equipment	(16)	(49)
Restructuring, acquisition and other	210	152
Finance costs	793	746
Other income	(32)	(19)
Income before income tax expense	2,817	2,530
Income tax expense	758	685
Net income	$ 2,059	$ 1,845
Earnings per share:
Basic (in dollars per share)	$ 4.00	$ 3.58
Diluted (in dollars per share)	$ 3.99	$ 3.57